INTANGIBLE ASSETS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 12, 2018	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets						$ 24,350,000
DuraGraft and My Health Logic [Member]
Indefinite-Lived Intangible Assets [Line Items]
Remaining fiscal 2023		$ 420,586		$ 420,586
2024		841,172		841,172
2025		841,172		841,172
2026		841,172		841,172
2027		841,172		841,172
2023 through 2027		841,172		841,172		841,172
2028 and thereafter		6,069,827		6,069,827		6,490,413
My Health Logic, Inc. [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangibles assets						6,600,000
Krillase [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets				0	$ 0	24,350,000
Duragraft [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangibles assets									$ 18,170,000
Impairment of intangible assets		0	$ 0	0	0	0	0
Intangible Assets, Current						18,170,000
My Health Logic, Inc. [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangibles assets								$ 6,600,000
Impairment of intangible assets		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Krillase Technology [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangibles assets	$ 28,600,000
Acquisition of intangible assets	$ 28,600,000